UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [  ]; Amendment Number:  ______
  This Amendment (Check only one.):  [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Hilliard Lyons Capital Management, LLC
Address:          500 West Jefferson Street, Suite 700
                  Louisville, KY 40202

                  Form 13F File Number:  28- 13161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Elizabeth C. Kaplan
Title:     Chief Compliance Officer
Phone:     502-588-1719

Signature, Place, and Date of Signing:

/s/Elizabeth C. Kaplan
Louisville, Kentucky
April 14, 2011

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number               Name

         28- 13165                          HL Financial Services, LLC

* Hilliard Lyons Capital Management, LLC deregistered with the Securities and Exchange Commission on April 11, 2011 and ceased conducting investment advisory business as of the close of business on April 8, 2011.